RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (280,746,878)
Ending balance	(304,853,883)	$ (280,746,878)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,521,501
Ending balance	10,478,009	10,521,501
Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	70,268	64,910	$ 62,041
Net remeasurement of loss allowance	(18,304)	(14,682)	(10,901)
New financial assets originated or purchased / Provision charged to profit or loss	20,230	20,360	18,989
FX and other movements	220	(320)	203
Discontinued operations			(241)
Loss of control in subsidiary			(5,181)
Ending balance	72,414	70,268	64,910
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	186,282	185,301	165,159
Net remeasurement of loss allowance	66,500	51,513	57,873
FX and other movements	4,301	(5,523)	3,165
Write-offs	(86,153)	(45,009)	(40,896)
Ending balance	170,930	186,282	185,301
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	199,382
Ending balance	191,041	199,382
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(24,446,014)
Ending balance	(28,472,926)	(24,446,014)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(236,970,165)
Ending balance	(251,981,889)	(236,970,165)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,438,261
Ending balance	10,387,285	10,438,261
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(176,168,055)
Ending balance	(190,129,486)	(176,168,055)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,035,715
Ending balance	10,006,639	10,035,715
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,035,715	9,197,514	11,275,612
Net remeasurement of loss allowance	4,763,709	4,427,828	2,914,860
New financial assets originated or purchased / Provision charged to profit or loss	1,404,199	1,811,243	1,813,566
Financial assets that have been derecognized/paid	(1,434,686)	(1,513,661)	(1,627,591)
Sales of portfolio	(134,655)	(361,380)
Unwind of discount	816,088	724,748	550,963
FX and other movements	43,033	(74,078)	58,228
Discontinued operations			264,457
Loss of control in subsidiary			(2,840,666)
Write-offs	(5,486,764)	(4,176,499)	(3,211,915)
Ending balance	10,006,639	10,035,715	9,197,514
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(102,145,802)
Ending balance	(110,756,010)	(102,145,802)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,294,622
Ending balance	5,363,688	5,294,622
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(101,753,217)
Ending balance	(110,051,750)	(101,753,217)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,294,600	5,492,746	5,854,745
Net remeasurement of loss allowance	988,859	430,804	812,957
New financial assets originated or purchased / Provision charged to profit or loss	474,872	536,713	847,463
Financial assets that have been derecognized/paid	(705,366)	(764,456)	(1,037,637)
Sales of portfolio	(94,960)	(194,305)
Unwind of discount	593,569	517,529	405,104
FX and other movements	31,149	(56,438)	42,314
Discontinued operations			12,985
Loss of control in subsidiary			(699,022)
Write-offs	(1,219,830)	(667,993)	(746,163)
Ending balance	5,362,893	5,294,600	5,492,746
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(392,585)
Ending balance	(704,260)	(392,585)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22	1,444	2,386
Net remeasurement of loss allowance	732	(120)	3
New financial assets originated or purchased / Provision charged to profit or loss	99	1,787	17,244
Financial assets that have been derecognized/paid	(58)	(3,089)	(18,189)
Ending balance	795	22	1,444
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(55,692,165)
Ending balance	(57,810,307)	(55,692,165)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,307,446	3,311,912	4,581,004
Net remeasurement of loss allowance	3,603,485	3,940,100	2,108,727
New financial assets originated or purchased / Provision charged to profit or loss	901,972	1,194,022	916,213
Financial assets that have been derecognized/paid	(665,993)	(708,108)	(526,241)
Sales of portfolio	(10,064)	(167,075)
Unwind of discount	199,816	183,203	119,722
FX and other movements	9,043	(13,364)	9,987
Discontinued operations			245,750
Loss of control in subsidiary			(1,800,012)
Write-offs	(4,179,687)	(3,433,244)	(2,343,238)
Ending balance	4,166,018	4,307,446	3,311,912
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(18,106,219)
Ending balance	(21,562,412)	(18,106,219)
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	379,987	352,441	732,407
Net remeasurement of loss allowance	147,336	27,511	(10,177)
New financial assets originated or purchased / Provision charged to profit or loss	24,541	73,923	26,952
Financial assets that have been derecognized/paid	(26,355)	(35,578)	(41,977)
Unwind of discount	21,019	17,000	17,085
FX and other movements	2,841	(4,276)	5,927
Discontinued operations			5,722
Loss of control in subsidiary			(341,632)
Write-offs	(76,054)	(51,034)	(41,866)
Ending balance	473,315	379,987	352,441
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(223,869)
Ending balance	(757)	(223,869)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53,660	38,971	105,070
Net remeasurement of loss allowance	23,297	29,533	3,350
New financial assets originated or purchased / Provision charged to profit or loss	2,715	4,798	5,694
Financial assets that have been derecognized/paid	(36,914)	(2,430)	(3,547)
Sales of portfolio	(29,631)
Unwind of discount	1,684	7,016	9,052
Write-offs	(11,193)	(24,228)	(80,648)
Ending balance	3,618	53,660	38,971
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	385,664
Ending balance	361,971	385,664
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	199,382
Ending balance	191,041	199,382
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(23,326,776)
Ending balance	(27,050,198)	(23,326,776)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16,882	36,930	10,698
Net remeasurement of loss allowance	(2,336)	(15,311)	20,308
New financial assets originated or purchased / Provision charged to profit or loss	3,279	2,669	2,198
Financial assets that have been derecognized/paid	(1,366)	(1,466)	(2,105)
FX and other movements	2,216	(5,940)	6,419
Discontinued operations			(85)
Loss of control in subsidiary			(503)
Ending balance	18,675	16,882	36,930
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(23,326,776)
Ending balance	(27,050,198)	(23,326,776)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,972	12,686	123,978
Net remeasurement of loss allowance	452	(892)	(3,217)
New financial assets originated or purchased / Provision charged to profit or loss	9,029	6,470	4,409
Financial assets that have been derecognized/paid	(4,895)	(4,342)	(4,870)
FX and other movements	752	(950)	809
Discontinued operations			2,935
Loss of control in subsidiary			(111,358)
Ending balance	18,310	12,972	12,686
12-month expected credit losses [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,924,795
Ending balance	2,017,308	1,924,795
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	61,637	58,160	45,916
Transfer from stage 1 to stage 2	(1,233)	(1,690)	(558)
Transfer from stage 1 to stage 3	(503)	(218)	(57)
Transfer from stage 2 to stage 1	2,998	1,105	3,379
Transfer from stage 3 to stage 1	20	29	289
Net remeasurement of loss allowance	(18,834)	(14,124)	(7,419)
New financial assets originated or purchased / Provision charged to profit or loss	18,204	18,693	17,204
FX and other movements	220	(318)	202
Discontinued operations			(45)
Loss of control in subsidiary			(751)
Ending balance	62,509	61,637	58,160
12-month expected credit losses [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	25,965	24,977	18,939
Net remeasurement of loss allowance	4,932	4,389	7,680
FX and other movements	860	(1,789)	1,748
Write-offs	(531)	(1,612)	(3,390)
Ending balance	31,226	25,965	24,977
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,850,186
Ending balance	1,936,489	1,850,186
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,811,608	1,494,887	1,824,446
Transfer from stage 1 to stage 2	(332,518)	(332,307)	(183,333)
Transfer from stage 1 to stage 3	(422,672)	(450,063)	(105,447)
Transfer from stage 2 to stage 1	339,075	479,360	377,758
Transfer from stage 3 to stage 1	112,495	113,974	98,057
Net remeasurement of loss allowance	391,903	327,913	(184,532)
New financial assets originated or purchased / Provision charged to profit or loss	623,901	809,886	902,226
Financial assets that have been derecognized/paid	(571,130)	(501,840)	(462,600)
Sales of portfolio	(3,063)	(2,369)
Unwind of discount	1	12
FX and other movements	9,649	(13,826)	3,449
Discontinued operations			(3,843)
Loss of control in subsidiary			(640,049)
Write-offs	(68,315)	(114,019)	(131,245)
Ending balance	1,890,934	1,811,608	1,494,887
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	612,441	598,538	655,655
Transfer from stage 1 to stage 2	(55,649)	(44,743)	(33,511)
Transfer from stage 1 to stage 3	(18,703)	(18,381)	(33,401)
Transfer from stage 2 to stage 1	69,270	150,216	93,285
Transfer from stage 3 to stage 1	25,801	31,836	26,793
Net remeasurement of loss allowance	78,801	(148,865)	(124,267)
New financial assets originated or purchased / Provision charged to profit or loss	314,904	320,101	392,719
Financial assets that have been derecognized/paid	(304,000)	(262,000)	(213,019)
Unwind of discount	1
FX and other movements	5,748	(10,958)	10,954
Discontinued operations			12,101
Loss of control in subsidiary			(185,786)
Write-offs	(4,539)	(3,303)	(2,985)
Ending balance	724,075	612,441	598,538
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22	1,444	2,386
Transfer from stage 2 to stage 1		2
Net remeasurement of loss allowance	731	(122)	3
New financial assets originated or purchased / Provision charged to profit or loss	99	1,787	17,244
Financial assets that have been derecognized/paid	(58)	(3,089)	(18,189)
Ending balance	794	22	1,444
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,141,997	839,904	1,066,543
Transfer from stage 1 to stage 2	(265,008)	(276,858)	(142,762)
Transfer from stage 1 to stage 3	(378,612)	(429,739)	(70,964)
Transfer from stage 2 to stage 1	238,008	300,775	211,028
Transfer from stage 3 to stage 1	77,112	71,599	55,658
Net remeasurement of loss allowance	285,228	484,735	(1,000)
New financial assets originated or purchased / Provision charged to profit or loss	296,328	473,697	473,946
Financial assets that have been derecognized/paid	(250,818)	(214,602)	(201,480)
Sales of portfolio	(21)	(2,369)
FX and other movements	3,660	(3,200)	(2,575)
Discontinued operations			(9,751)
Loss of control in subsidiary			(412,745)
Write-offs	(41,956)	(101,945)	(125,994)
Ending balance	1,105,918	1,141,997	839,904
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	45,080	48,763	93,122
Transfer from stage 1 to stage 2	(9,481)	(7,295)	(4,775)
Transfer from stage 1 to stage 3	(414)	(635)	(266)
Transfer from stage 2 to stage 1	30,885	26,638	70,544
Transfer from stage 3 to stage 1	9,525	10,329	15,267
Net remeasurement of loss allowance	6,687	(14,157)	(55,643)
New financial assets originated or purchased / Provision charged to profit or loss	9,943	9,654	12,837
Financial assets that have been derecognized/paid	(10,560)	(20,196)	(27,664)
Unwind of discount		12
FX and other movements	241	332	(4,930)
Discontinued operations			(6,193)
Loss of control in subsidiary			(41,518)
Write-offs	(21,818)	(8,365)	(2,018)
Ending balance	60,088	45,080	48,763
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,068	6,238	6,740
Transfer from stage 1 to stage 2	(2,380)	(3,411)	(2,285)
Transfer from stage 1 to stage 3	(24,943)	(1,308)	(816)
Transfer from stage 2 to stage 1	912	1,729	2,901
Transfer from stage 3 to stage 1	57	210	339
Net remeasurement of loss allowance	20,456	6,322	(3,625)
New financial assets originated or purchased / Provision charged to profit or loss	2,627	4,647	5,480
Financial assets that have been derecognized/paid	(5,694)	(1,953)	(2,248)
Sales of portfolio	(3,042)
Write-offs	(2)	(406)	(248)
Ending balance	59	12,068	6,238
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	25,965
Ending balance	31,226	25,965
12-month expected credit losses [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,613	28,563	3,297
Transfer from stage 2 to stage 1		1,485
Net remeasurement of loss allowance	(1,774)	(14,315)	19,761
New financial assets originated or purchased / Provision charged to profit or loss	3,279	2,669	2,198
Financial assets that have been derecognized/paid	(1,366)	(1,466)	(1,015)
FX and other movements	1,577	(4,323)	4,910
Discontinued operations			(85)
Loss of control in subsidiary			(503)
Ending balance	14,329	12,613	28,563
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(23,326,776)
Ending balance	(27,050,198)	(23,326,776)
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,972	12,686	123,978
Net remeasurement of loss allowance	452	(892)	(3,217)
New financial assets originated or purchased / Provision charged to profit or loss	9,029	6,470	4,409
Financial assets that have been derecognized/paid	(4,895)	(4,342)	(4,870)
FX and other movements	752	(950)	809
Discontinued operations			2,935
Loss of control in subsidiary			(111,358)
Ending balance	18,310	12,972	12,686
Lifetime expected credit losses [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	199,382	197,115	217,643
Discontinued operations			469
Entity deconsolidation		(3,245)
Provision charged to profit or loss	56,296	39,750	27,519
Loss of control in subsidiary			(33,024)
Entity liquidation			(1,592)
Recovery for partial payments from the clients	(29,727)	(14,599)	(6,751)
Write-offs	(35,436)	(18,516)	(7,948)
Exchange gains (losses) in foreign currency	526	(1,123)	799
Ending balance	191,041	199,382	197,115
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,315,930
Ending balance	1,250,965	1,315,930
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,682	6,461	10,097
Transfer from stage 1 to stage 2	1,233	1,690	558
Transfer from stage 2 to stage 3	(167)	(329)	(211)
Transfer from stage 3 to stage 2	1	4	34
Transfer from stage 2 to stage 1	(2,998)	(1,105)	(3,379)
Net remeasurement of loss allowance	(14)	(769)	(2,264)
New financial assets originated or purchased / Provision charged to profit or loss	1,934	1,732	1,826
FX and other movements		(2)	1
Discontinued operations			(63)
Loss of control in subsidiary			(138)
Ending balance	7,671	7,682	6,461
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,188	20,201	16,771
Net remeasurement of loss allowance	2,779	257	2,190
FX and other movements	229	(1,270)	1,240
Ending balance	22,196	19,188	20,201
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,308,248
Ending balance	1,243,294	1,308,248
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,284,791	1,425,922	2,703,117
Transfer from stage 1 to stage 2	332,518	332,307	183,333
Transfer from stage 2 to stage 3	(1,229,034)	(1,180,705)	(625,769)
Transfer from stage 3 to stage 2	174,006	309,622	165,584
Transfer from stage 2 to stage 1	(339,075)	(479,360)	(377,758)
Net remeasurement of loss allowance	1,357,110	1,284,696	695,126
New financial assets originated or purchased / Provision charged to profit or loss	182,736	307,919	316,329
Financial assets that have been derecognized/paid	(140,828)	(157,015)	(269,020)
Sales of portfolio	(793)	(1,809)
Unwind of discount	77	62	28
FX and other movements	7,609	(16,568)	28,302
Discontinued operations			14,798
Loss of control in subsidiary			(1,003,291)
Write-offs	(412,365)	(540,280)	(404,857)
Ending balance	1,216,752	1,284,791	1,425,922
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	218,824	515,202	1,006,822
Transfer from stage 1 to stage 2	55,649	44,743	33,511
Transfer from stage 2 to stage 3	(141,584)	(130,514)	(88,123)
Transfer from stage 3 to stage 2	42,213	40,868	61,402
Transfer from stage 2 to stage 1	(69,270)	(150,216)	(93,285)
Net remeasurement of loss allowance	116,498	(99,159)	(192,441)
New financial assets originated or purchased / Provision charged to profit or loss	40,087	61,148	137,383
Financial assets that have been derecognized/paid	(45,074)	(51,476)	(109,718)
Unwind of discount	51	16	14
FX and other movements	3,974	(9,657)	9,586
Discontinued operations			(2,612)
Loss of control in subsidiary			(244,715)
Write-offs	(3,780)	(2,131)	(2,622)
Ending balance	217,588	218,824	515,202
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 2 to stage 1		(2)
Net remeasurement of loss allowance	1	2
Ending balance	1
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	993,268	853,159	1,396,101
Transfer from stage 1 to stage 2	265,008	276,858	142,762
Transfer from stage 2 to stage 3	(1,030,039)	(1,004,192)	(498,736)
Transfer from stage 3 to stage 2	117,468	257,854	92,189
Transfer from stage 2 to stage 1	(238,008)	(300,775)	(211,028)
Net remeasurement of loss allowance	1,160,328	1,310,059	863,809
New financial assets originated or purchased / Provision charged to profit or loss	137,990	238,963	174,616
Financial assets that have been derecognized/paid	(84,915)	(98,788)	(149,438)
Sales of portfolio	(602)	(1,809)
Unwind of discount	26	46	13
FX and other movements	2,365	(4,786)	9,007
Discontinued operations			15,493
Loss of control in subsidiary			(585,225)
Write-offs	(395,579)	(533,321)	(396,404)
Ending balance	927,310	993,268	853,159
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	66,333	52,639	286,903
Transfer from stage 1 to stage 2	9,481	7,295	4,775
Transfer from stage 2 to stage 3	(48,596)	(35,387)	(28,228)
Transfer from stage 3 to stage 2	13,789	9,526	10,553
Transfer from stage 2 to stage 1	(30,885)	(26,638)	(70,544)
Net remeasurement of loss allowance	74,143	63,399	19,536
New financial assets originated or purchased / Provision charged to profit or loss	4,590	7,711	4,133
Financial assets that have been derecognized/paid	(5,716)	(6,486)	(8,938)
Unwind of discount			1
FX and other movements	1,270	(2,125)	9,709
Discontinued operations			1,917
Loss of control in subsidiary			(173,351)
Write-offs	(12,570)	(3,601)	(3,827)
Ending balance	71,839	66,333	52,639
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,366	4,922	13,291
Transfer from stage 1 to stage 2	2,380	3,411	2,285
Transfer from stage 2 to stage 3	(8,815)	(10,612)	(10,682)
Transfer from stage 3 to stage 2	536	1,374	1,440
Transfer from stage 2 to stage 1	(912)	(1,729)	(2,901)
Net remeasurement of loss allowance	6,140	10,395	4,222
New financial assets originated or purchased / Provision charged to profit or loss	69	97	197
Financial assets that have been derecognized/paid	(5,123)	(265)	(926)
Sales of portfolio	(191)
Write-offs	(436)	(1,227)	(2,004)
Ending balance	14	6,366	4,922
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,188
Ending balance	22,196	19,188
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,269	8,367	7,401
Transfer from stage 2 to stage 1		(1,485)
Net remeasurement of loss allowance	(562)	(996)	547
Financial assets that have been derecognized/paid			(1,090)
FX and other movements	639	(1,617)	1,509
Ending balance	4,346	4,269	8,367
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,081,394
Ending balance	7,018,695	7,081,394
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	949	289	6,028
Transfer from stage 1 to stage 3	503	218	57
Transfer from stage 2 to stage 3	167	329	211
Transfer from stage 3 to stage 2	(1)	(4)	(34)
Transfer from stage 3 to stage 1	(20)	(29)	(289)
Net remeasurement of loss allowance	544	211	(1,218)
New financial assets originated or purchased / Provision charged to profit or loss	92	(65)	(41)
Discontinued operations			(133)
Loss of control in subsidiary			(4,292)
Ending balance	2,234	949	289
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	141,129	140,123	129,449
Net remeasurement of loss allowance	58,789	46,867	48,003
FX and other movements	3,212	(2,464)	177
Write-offs	(85,622)	(43,397)	(37,506)
Ending balance	117,508	141,129	140,123
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,080,445
Ending balance	7,016,461	7,080,445
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,939,316	6,276,705	6,748,049
Transfer from stage 1 to stage 3	422,672	450,063	105,447
Transfer from stage 2 to stage 3	1,229,034	1,180,705	625,769
Transfer from stage 3 to stage 2	(174,006)	(309,622)	(165,584)
Transfer from stage 3 to stage 1	(112,495)	(113,974)	(98,057)
Net remeasurement of loss allowance	3,014,696	2,815,219	2,404,266
New financial assets originated or purchased / Provision charged to profit or loss	597,562	693,438	595,011
Financial assets that have been derecognized/paid	(722,728)	(854,806)	(895,971)
Sales of portfolio	(130,799)	(357,202)
Unwind of discount	816,010	724,674	550,935
FX and other movements	25,775	(43,684)	26,477
Discontinued operations			253,502
Loss of control in subsidiary			(1,197,326)
Write-offs	(5,006,084)	(3,522,200)	(2,675,813)
Ending balance	6,898,953	6,939,316	6,276,705
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,463,335	4,379,006	4,192,268
Transfer from stage 1 to stage 3	18,703	18,381	33,401
Transfer from stage 2 to stage 3	141,584	130,514	88,123
Transfer from stage 3 to stage 2	(42,213)	(40,868)	(61,402)
Transfer from stage 3 to stage 1	(25,801)	(31,836)	(26,793)
Net remeasurement of loss allowance	793,560	678,828	1,129,665
New financial assets originated or purchased / Provision charged to profit or loss	119,881	155,464	317,361
Financial assets that have been derecognized/paid	(356,292)	(450,980)	(714,900)
Sales of portfolio	(94,960)	(194,305)
Unwind of discount	593,517	517,513	405,090
FX and other movements	21,427	(35,823)	21,774
Discontinued operations			3,496
Loss of control in subsidiary			(268,521)
Write-offs	(1,211,511)	(662,559)	(740,556)
Ending balance	4,421,230	4,463,335	4,379,006
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,172,181	1,618,849	2,118,360
Transfer from stage 1 to stage 3	378,612	429,739	70,964
Transfer from stage 2 to stage 3	1,030,039	1,004,192	498,736
Transfer from stage 3 to stage 2	(117,468)	(257,854)	(92,189)
Transfer from stage 3 to stage 1	(77,112)	(71,599)	(55,658)
Net remeasurement of loss allowance	2,157,929	2,145,306	1,245,918
New financial assets originated or purchased / Provision charged to profit or loss	467,654	481,362	267,651
Financial assets that have been derecognized/paid	(330,260)	(394,718)	(175,323)
Sales of portfolio	(9,441)	(162,897)
Unwind of discount	199,790	183,157	119,709
FX and other movements	3,018	(5,378)	3,555
Discontinued operations			240,008
Loss of control in subsidiary			(802,042)
Write-offs	(3,742,152)	(2,797,978)	(1,820,840)
Ending balance	2,132,790	2,172,181	1,618,849
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	268,574	251,039	352,382
Transfer from stage 1 to stage 3	414	635	266
Transfer from stage 2 to stage 3	48,596	35,387	28,228
Transfer from stage 3 to stage 2	(13,789)	(9,526)	(10,553)
Transfer from stage 3 to stage 1	(9,525)	(10,329)	(15,267)
Net remeasurement of loss allowance	66,506	(21,731)	25,930
New financial assets originated or purchased / Provision charged to profit or loss	10,008	56,558	9,982
Financial assets that have been derecognized/paid	(10,079)	(8,896)	(5,375)
Unwind of discount	21,019	16,988	17,084
FX and other movements	1,330	(2,483)	1,148
Discontinued operations			9,998
Loss of control in subsidiary			(126,763)
Write-offs	(41,666)	(39,068)	(36,021)
Ending balance	341,388	268,574	251,039
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35,226	27,811	85,039
Transfer from stage 1 to stage 3	24,943	1,308	816
Transfer from stage 2 to stage 3	8,815	10,612	10,682
Transfer from stage 3 to stage 2	(536)	(1,374)	(1,440)
Transfer from stage 3 to stage 1	(57)	(210)	(339)
Net remeasurement of loss allowance	(3,299)	12,816	2,753
New financial assets originated or purchased / Provision charged to profit or loss	19	54	17
Financial assets that have been derecognized/paid	(26,097)	(212)	(373)
Sales of portfolio	(26,398)
Unwind of discount	1,684	7,016	9,052
Write-offs	(10,755)	(22,595)	(78,396)
Ending balance	3,545	35,226	$ 27,811
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	141,129
Ending balance	$ 117,508	$ 141,129